Debt and Credit Facilities - Other Lines of Credit (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Available lines of credit	$ 1,096.6	$ 1,028.7
Unused lines of credit	1,015.0	989.5
Weighted average interest rate	6.20%	6.40%
Lines of Credit Other [Member]
Debt Instrument [Line Items]
Available lines of credit	396.6	328.3
Unused lines of credit	$ 315.0	$ 289.0
Weighted average interest rate	12.30%	10.20%